Changes in Accrued Warranty Obligations (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class Of Warrant Or Right [Line Items]
Accrued Warranty Obligations	$ 93,788	$ 118,611	$ 99,257
Reductions for Settling Warranties	(41,042)	(126,308)	(242,886)
Warranties Issued During Period	12,507	101,485	262,240
Accrued Warranty Obligations	$ 65,253	$ 93,788	$ 118,611